UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08003

                       Advantage Advisers Troon Fund, LLC
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kenneth Gerstein
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
             ------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4225

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.


ADVANTAGE ADVISERS TROON FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS
(UNAUDITED)
---------------------------------------------------------------------------------------------------

                                                                                 SEPTEMBER 30, 2005
SHARES                                                                              MARKET VALUE
                  COMMON STOCK - 100.32%:

                    APPLICATIONS SOFTWARE - 2.84%:
 96,439                 Microsoft Corp.                                              $  2,481,375
                                                                                     ------------
                    BROADCASTING SERVICES / PROGRAMMING - 2.50%:
 12,223                 Liberty Global, Inc., Class A*                                    331,121
 12,223                 Liberty Global, Inc., Series C*                                   314,742
191,883                 Liberty Media Corp., Class A*                                   1,544,658
                                                                                     ------------
                                                                                        2,190,521
                                                                                     ------------
                    CABLE TELEVISION - 0.55%:
 31,992                 DIRECTV Group, Inc.*                                              479,240
                                                                                     ------------
                    CASINO HOTELS - 5.10%:
 72,603                 Las Vegas Sands Corp.*                                          2,389,364
 46,005                 Wynn Resorts, Ltd.*                                             2,077,126
                                                                                     ------------
                                                                                        4,466,490
                                                                                     ------------
                    CELLULAR TELECOMMUNICATIONS - 0.37%:
 12,338                 America Movil S.A. De C.V. - Sponsored ADR                        324,736
                                                                                     ------------
                    COMMUNICATIONS SOFTWARE - 0.32%:
 20,101                 InPhonic, Inc.*                                                   276,389
                                                                                     ------------
                    COMPUTERS - 4.07%:
 66,423                 Apple Computer, Inc.*                           (a)             3,560,937
                                                                                     ------------
                    COMPUTERS - MEMORY DEVICES - 0.01%:
    261                 SanDisk Corp.*                                  (b)                12,591
                                                                                     ------------
                    E-COMMERCE / PRODUCTS - 1.20%:
 7,046                  Amazon.Com, Inc.*                               (b)               319,184
 10,361                 Blue Nile, Inc.*                                                  327,822
 16,440                 Provide Commerce, Inc.*                                           398,999
                                                                                     ------------
                                                                                        1,046,005
                                                                                     ------------
                    E-COMMERCE / SERVICES - 8.30%:
 92,656                 eBay, Inc.*                                                     3,817,427
 88,753                 Expedia, Inc.*                                                  1,758,197
 65,305                 IAC/InterActiveCorp*                                            1,655,482

ADVANTAGE ADVISERS TROON FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
(UNAUDITED)
---------------------------------------------------------------------------------------------------

                                                                                 SEPTEMBER 30, 2005
SHARES                                                                              MARKET VALUE
                  COMMON STOCK - 100.32% (CONTINUED):

                    E-COMMERCE / SERVICES (CONTINUED)
  1,110                 IAC/InterActiveCorp*                                         $     28,161
                                                                                     ------------
                                                                                        7,259,267

                                                                                     ------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS - 6.87%:
 70,125                 Intel Corp.                                                     1,728,581
 40,611                 Nvidia Corp.*                                                   1,392,145
 85,387                 Texas Instruments, Inc.                                         2,894,620
                                                                                     ------------
                                                                                        6,015,346

                                                                                     ------------
                    ENTERPRISE SOFTWARE / SERVICES - 1.80%:
126,756                 Oracle Corp.*                                                   1,571,774
                                                                                     ------------
                    ENTERTAINMENT SOFTWARE - 2.74%:
 42,147                 Electronic Arts, Inc.*                                          2,397,743
                                                                                     ------------
                    FINANCE - CREDIT CARD - 2.61%:
 39,759                 American Express Co.                            (a)             2,283,757
                                                                                     ------------
                    FINANCE - INVESTMENT BANKER / BROKER - 1.20%:
 64,277                 Charles Schwab Corp.                                              927,517
  2,235                 Morgan Stanley                                  (b)               120,556
                                                                                     ------------
                                                                                        1,048,073
                                                                                     ------------
                    FINANCE - OTHER SERVICES - 2.46%:
  6,387                 Chicago Mercantile Exchange Holdings, Inc.                      2,154,335
                                                                                     ------------
                    HOTELS & MOTELS - 2.31%:
 90,388                 Hilton Hotels Corp.                                             2,017,460
                                                                                     ------------
                    INTERNET CONTENT - ENTERTAINMENT - 0.59%:
 41,975                 Audible, Inc.*                                                    515,873
                                                                                     ------------
                    INTERNET SECURITY - 2.28%:
 93,524                 VeriSign, Inc.*                                                 1,998,608
                                                                                     ------------
                    MEDICAL PRODUCTS - 0.14%:
140,000                 ReGen Biologics, Inc.*                                            119,000
                                                                                     ------------
                    MULTIMEDIA - 11.25%:
136,745                 News Corp., Class B                             (b)             2,256,293

ADVANTAGE ADVISERS TROON FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
(UNAUDITED)
---------------------------------------------------------------------------------------------------

                                                                                 SEPTEMBER 30, 2005
SHARES                                                                              MARKET VALUE
                  COMMON STOCK - 100.32% (CONTINUED):

                    MULTIMEDIA (CONTINUED)
154,711                 Time Warner, Inc.                               (b)          $  2,801,816
  8,627                 Viacom, Inc., Class A                                             286,589
 47,108                 Viacom, Inc., Class B                           (b)             1,555,035
122,040                 Walt Disney Co.                                                 2,944,825
                                                                                     ------------
                                                                                        9,844,558
                                                                                     ------------
                    NETWORKING PRODUCTS - 1.56%:
 28,621                 Cisco Systems, Inc.*                                              512,888
 35,662                 Juniper Networks, Inc.*                                           848,756
                                                                                     ------------
                                                                                        1,361,644
                                                                                     ------------
                    OIL & GAS DRILLING - 0.04%:
    600                 Transocean, Inc.*                               (b)                36,786
                                                                                     ------------
                    OIL - FIELD SERVICES - 0.36%:
 21,312                 Key Energy Services, Inc.*                                        315,844
                                                                                     ------------
                    OIL COMPANIES - INTEGRATED - 0.04%:
    600                 Suncor Energy, Inc.                             (b)                36,318
                                                                                     ------------
                    REGISTERED INVESTMENT COMPANY - 0.22%:
 16,140                 iShares MSCI Japan Index Fund                                     196,747
                                                                                     ------------
                    REITS - DIVERSIFIED - 1.60%:
 16,187                 Vornado Realty Trust                                            1,402,118
                                                                                     ------------
                    REITS - HOTELS - 1.35%:
 70,118                 Host Marriott Corp.                                             1,184,994
                                                                                     ------------
                    REITS - MORTGAGE - 0.11%:
  4,427                 KKR Financial Corp.                                                98,456
                                                                                     ------------
                    REITS - REGIONAL MALLS - 2.89%:
 56,319                 General Growth Properties, Inc.                                 2,530,413
                                                                                     ------------
                    RETAIL - BEDDING - 1.72%:
 37,473                 Bed, Bath & Beyond, Inc.*                                       1,505,665
                                                                                     ------------
                    RETAIL - COMPUTER EQUIPMENT - 0.94%:
 26,183                 Gamestop Corporation, Class A*                                    823,979
                                                                                     ------------

ADVANTAGE ADVISERS TROON FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
(UNAUDITED)
---------------------------------------------------------------------------------------------------

                                                                                 SEPTEMBER 30, 2005
SHARES                                                                              MARKET VALUE
                  COMMON STOCK - 100.32% (CONTINUED):

                    RETAIL - DISCOUNT - 0.36%:
  7,275                 Wal-Mart Stores, Inc.                           (b)          $    318,790
                                                                                     ------------
                    RETAIL - REGIONAL DEPARTMENT STORES - 1.48%:
 19,362                 Federated Department Stores, Inc.                               1,294,737
                                                                                     ------------
                    RETAIL - RESTAURANTS - 4.39%:
 67,921                 McDonald's Corp.                                (b)             2,274,674
 31,195                 Starbucks Corp.*                                                1,562,870
                                                                                     ------------
                                                                                        3,837,544
                                                                                     ------------
                    TELECOMMUNICATION EQUIPMENT FIBER OPTICS - 2.69%:
121,638                 Corning, Inc.*                                                  2,351,263
                                                                                     ------------
                    WEB PORTALS / ISP - 14.21%:
 20,478                 Google, Inc., Class A*                          (b)             6,480,468
175,828                 Yahoo!, Inc.*                                   (a)             5,950,019
                                                                                     ------------
                                                                                       12,430,487
                                                                                     ------------
                    WIRELESS EQUIPMENT - 6.85%:
101,607                 Motorola, Inc.                                                  2,238,402
 57,409                 Nokia OYJ - Sponsored ADR                                         970,786
 62,287                 Qualcomm, Inc.                                  (b)             2,787,344
                                                                                     ------------
                                                                                        5,996,532
                                                                                     ------------
                  TOTAL COMMON STOCK (COST $67,471,408)                              $ 87,786,395
                                                                                     ------------
                  WARRANTS - 0.00%:
                    MEDICAL PRODUCTS - 0.00%:
 35,000                 ReGen Biologics, Inc. - Warrant*                             $          0
                                                                                     ------------
                  TOTAL WARRANTS (COST $0)                                           $          0
                                                                                     ------------

ADVANTAGE ADVISERS TROON FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
(UNAUDITED)
---------------------------------------------------------------------------------------------------

                                                                                 SEPTEMBER 30, 2005
CONTRACTS                                                                           MARKET VALUE
                  PURCHASED OPTIONS - 2.32%:

                    CALL OPTIONS - 2.25%:

                    COMPUTERS - MEMORY DEVICES - 0.18%:
    180                 SanDisk Corp., 10/22/05, $40.00                              $    154,800
                                                                                     ------------
                    E-COMMERCE / PRODUCTS - 0.04%:
     60                 Amazon.Com, Inc., 10/22/05, $40.00                                 33,000
                                                                                     ------------
                    FINANCE - INVESTMENT BANKER / BROKER - 0.06%:
    120                 Morgan Stanley, 10/22/05, $50.00                                   49,200
                                                                                     ------------
                    MEDICAL - BIOMEDICAL / GENETICS - 0.03%:
    120                 Amgen Inc., 10/22/05, $80.00                                       28,200
                                                                                     ------------
                    MULTIMEDIA - 0.44%:
    120                 News Corp., Class B, 10/22/05, $15.00                              18,000
    960                 Time Warner, Inc., 10/22/05, $15.00                               297,600
    120                 Time Warner, Inc., 10/22/05, $16.00                                25,200
    240                 Time Warner, Inc., 10/22/05, $17.00                                31,200
     60                 Viacom, Inc., Class B, 10/22/05, $30.00                            18,000
                                                                                     ------------
                                                                                          390,000
                                                                                     ------------
                    OIL & GAS DRILLING - 0.18%:
    120                 GlobalSantaFe Corporation, 10/22/05, $40.00                        69,600
    120                 Transocean Inc., 10/22/05, $55.00                                  87,600
                                                                                     ------------
                                                                                          157,200
                                                                                     ------------
                    OIL COMPANIES - EXPLORATION & PRODUCTION - 0.09%:
    120                 Burlington Resources Inc., 10/22/05, $75.00                        81,600
                                                                                     ------------
                    OIL COMPANIES - INTEGRATED - 0.09%:
    120                 Suncor Energy, Inc., 10/22/05, $55.00                              76,800
                                                                                     ------------
                    RETAIL - DISCOUNT - 0.08%:
    180                 Wal-Mart Stores, Inc., 10/22/05, $40.00                            68,400
                                                                                     ------------
                    RETAIL - RESTAURANTS - 0.42%:
    420                 McDonald's Corp., 10/22/05, $27.50                                252,000

ADVANTAGE ADVISERS TROON FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
(UNAUDITED)
---------------------------------------------------------------------------------------------------

                                                                                 SEPTEMBER 30, 2005
CONTRACTS                                                                           MARKET VALUE
                  PURCHASED OPTIONS - 2.32% (CONTINUED):

                  CALL OPTIONS - 2.25% (CONTINUED):

                    RETAIL - RESTAURANTS (CONTINUED)
    318                 McDonald's Corp., 10/22/05, $30.00                           $    117,660
                                                                                     ------------
                                                                                          369,660
                                                                                     ------------
                    TOBACCO - 0.16%:
    300                 Altria Group, Inc., 10/22/05, $70.00                              141,000
                                                                                     ------------
                    WEB PORTALS / ISP - 0.38%:
     60                 Google Inc., Class A, 10/22/05, $260.00                           328,800
                                                                                     ------------
                    WIRELESS EQUIPMENT - 0.10%:
     60                 Qualcomm Inc., 10/22/05, $30.00                                    87,600
                                                                                     ------------
                    TOTAL CALL OPTIONS (COST $2,004,708)                                1,966,260
                                                                                     ------------
                    PUT OPTIONS - 0.07%:

                    PUBLISHING - NEWSPAPERS - 0.07%:
    120                 New York Times Company, 10/22/05, $35.00                           60,000
                                                                                     ------------
                    TOTAL PUT OPTIONS (COST $59,160)                                       60,000
                                                                                     ------------
                  TOTAL PURCHASED OPTIONS (COST $2,063,868)                          $  2,026,260
                                                                                     ------------

                  TOTAL INVESTMENTS (COST $69,535,276) - 102.64% +                   $ 89,812,655
                                                                                     ------------

                  OTHER ASSETS, LESS LIABILITIES - (2.64%)                             (2,308,607)
                                                                                     ------------

                  NET ASSETS - 100.00%                                               $ 87,504,048
                                                                                     ============

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

(b)     Security held in connection with an open put or call option contract.

*       Non-income producing security.

ADR     American Depository Receipt

+ At December 31, 2004, the aggregate cost for Federal income tax purposes of portfolio investments and securities sold, not yet purchased was $95,998,457 and $43,558,943, respectively. At December 31, 2004, accumulated net unrealized appreciation on investments for Federal income tax purposes was $35,810,631, consisting of $46,129,191 gross unrealized appreciation and $10,318,560 gross unrealized depreciation.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED
(UNAUDITED)
-----------------------------------------------------------------------------------------------------
                                                                                   SEPTEMBER 30, 2005
SHARES                                                                                MARKET VALUE
                  SECURITIES SOLD, NOT YET PURCHASED - (8.15%):

                    INVESTMENT MANAGEMENT / ADVISORY SERVICES - (0.19%):
  4,643                 Ameriprise Financial, Inc.                                   $    (166,219)
                                                                                     -------------
                    PUBLISHING - NEWSPAPERS - (1.26%):
 11,912                 Knight-Ridder, Inc.                                               (698,996)
 11,912                 Tribune Co.                                                       (403,698)
                                                                                     -------------
                                                                                        (1,102,694)
                                                                                     -------------
                    REGISTERED INVESTMENT COMPANY - (6.70%):
 47,650                 SPDR Trust Series 1                                             (5,862,856)
                                                                                     -------------
                  TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $7,086,740)     $  (7,131,769)
                                                                                     =============

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advantage Advisers Troon Fund, LLC
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                            Bryan McKigney, Principal Executive Officer


Date     November 6, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bryan McKigney
                          ------------------------------------------------------
                          Bryan McKigney, Principal Executive Officer


Date     November 6, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Vineet Bhalla
                         -------------------------------------------------------
                           Vineet Bhalla, Principal Financial Officer


Date     November 3, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.